Derivatives and Hedging Activities (Details) - Schedule of balance sheet classification and fair values of derivative instruments - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Derivatives, Fair Value [Line Items]
Fair value	$ 843	$ (1,833)
Notional amount	132,155	135,484
Other current assets [Member] | Not Designated as Hedging Instrument [Member] | Foreign Exchange Contract [Member]
Derivatives, Fair Value [Line Items]
Fair value derivative asset	82	56
Notional amount of derivative asset	12,380	36,882
Other current assets [Member] | Cash Flow Hedge [Member] | Designated as Hedging Instrument [Member] | Foreign Exchange Contract [Member]
Derivatives, Fair Value [Line Items]
Fair value derivative asset	910	793
Notional amount of derivative asset	60,408	10,417
Accrued expenses and other current liabilities [Member] | Not Designated as Hedging Instrument [Member] | Foreign Exchange Contract [Member]
Derivatives, Fair Value [Line Items]
Fair value derivative liability	(89)	(1,098)
Notional amount of derivative liability	33,047	37,999
Accrued expenses and other current liabilities [Member] | Cash Flow Hedge [Member] | Designated as Hedging Instrument [Member] | Foreign Exchange Contract [Member]
Derivatives, Fair Value [Line Items]
Fair value derivative liability	(60)	(1,584)
Notional amount of derivative liability	$ 26,320	$ 50,186